Investments accounted for using the equity method - Disclosure of aggregate amounts of individually immaterial joint ventures and associates (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Joint Ventures And Associates [Line Items]
Total Share of the profit/(loss) of equity method investees	€ (1,271)	€ (33)	€ 491
Other comprehensive income /(loss)	(323)	54	(219)
Others
Disclosure Of Joint Ventures And Associates [Line Items]
Profit/(loss) from continuing operations	(95)	(137)	(50)
Total Share of the profit/(loss) of equity method investees	(95)	(137)	(50)
Other comprehensive income /(loss)	(37)	27	(11)
Total Other comprehensive income/(loss)	(132)	(110)	(61)
Aggregated individually immaterial joint ventures
Disclosure Of Joint Ventures And Associates [Line Items]
Profit/(loss) from continuing operations	(1,407)	(111)	233
Total Share of the profit/(loss) of equity method investees	(1,407)	(111)	233
Other comprehensive income /(loss)	(278)	(177)	(265)
Total Other comprehensive income/(loss)	€ (1,685)	€ (288)	€ (32)